INCOME TAXES - EFFECTIVE TAX RATE RECONCILIATION (Details) $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($)
Income Tax Disclosure [Abstract]
Income before taxes (including all realized capital gains / (losses))	$ (61.0)
Dividends-received deduction	(5.0)
Interest maintenance reserve	0.4
Deferred gain on reinsurance	(14.9)
Incurred through surplus	(6.6)
NOL Carryback - CARES Act	(57.3)
Change in uncertain tax positions	(16.5)
IRS audit adjustment	(18.8)
Other, Including Prior Year True-Up	(1.8)
Total	(181.5)
21% Tax Effect
Income before taxes (including all realized capital gains / (losses))	(12.8)
Dividends-received deduction	(1.0)
Interest maintenance reserve	0.1
Deferred gain on reinsurance	(3.1)
Incurred through surplus	(1.4)
NOL Carryback - CARES Act	(12.0)
Change in uncertain tax positions	(3.5)
IRS audit adjustment	(4.0)
Other, Including Prior Year True-Up	(0.4)
Total	(38.1)
Federal income tax incurred	(40.3)
Change in net deferred income tax	$ 2.2
Effective Tax Rate
Income before taxes (including all realized capital gains / (losses))	21.00%
Dividends-received deduction	1.71%
Interest maintenance reserve	(0.12%)
Deferred gain on reinsurance	5.13%
Incurred through surplus	2.26%
NOL Carryback - CARES Act	19.72%
Change in uncertain tax positions	5.69%
IRS audit adjustment	6.48%
Other, Including Prior Year True-Up	0.60%
Total	62.47%
Federal income tax incurred	66.14%
Change in net deferred income tax	(3.67%)